Property & Equipment	12 Months Ended
Oct. 31, 2023
Property & Equipment [Abstract]
PROPERTY & EQUIPMENT

NOTE 8 – PROPERTY & EQUIPMENT

Property and equipment, net comprised of the following:

	October 31,	October 31,
	2023	2022
At Cost:
Equipment	56,407	71,355
Motor vehicles	100,987	338,886
Leasehold Improvement	501,817	502,969
Furniture and fixtures	4,735	7,884
	663,946	921,094
Less: Accumulated depreciation	324,372	284,107
Total, net	339,574	636,987

Depreciation expenses was $75,213, $206,014 and $89,207 for the years ended October 31, 2023, 2022 and 2021, respectively.